Fair Value Measurements - Summary of Assets And Liabilities Measured At Fair Value (Detail) - Fair Value, Recurring [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	$ 402,509,142	$ 402,500,000
Total liabilities at fair value	10,867,500	0
Fair Value, Inputs, Level 1 [Member] | Redeemable warrant liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	10,867,500	0
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	402,509,142	402,500,000
Fair Value, Inputs, Level 1 [Member] | Sponsor Promissory Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Sponsor promissory note	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	0	0
Total liabilities at fair value	1,100,000	0
Fair Value, Inputs, Level 2 [Member] | Redeemable warrant liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Sponsor Promissory Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Sponsor promissory note	1,100,000
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	0	0
Total liabilities at fair value	0	18,716,250
Total		18,716,250
Fair Value, Inputs, Level 3 [Member] | Redeemable warrant liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value		18,716,250
Total liabilities at fair value	0	18,716,250
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	0	$ 0
Fair Value, Inputs, Level 3 [Member] | Sponsor Promissory Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Sponsor promissory note	$ 0